As filed with the Securities and Exchange Commission on September 2, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 – June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
ANNUAL REPORT
June 30, 2021

TABLE OF CONTENTS
A Message to Our Shareholders (Unaudited) 2
Performance Chart and Analysis (Unaudited) 4
Schedule of Investments 5
Statement of Assets and Liabilities 8
Statement of Operations 9
Statements of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 17
Additional Information (Unaudited) 18

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2021

Dear Shareholders:
As of June 30, 2021, the Acuitas U.S. Microcap Fund’s (the “Fund”) net asset value was $16.75 per share with total net assets at $66.4 million. Calendar year-to-date, the Fund returned 33.25%, compared to 29.02% for the Russell Microcap Index (the
“Benchmark”). This represents 4.23% of outperformance vs. the Benchmark so far in 2021. Since the July 18, 2014 inception, the
Fund has returned an annualized 12.87%, outperforming the Benchmark return of 12.63% by 24 basis points over the same time period.
Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call (844) 805-5628. Performance may be attributable to unusually favorable conditions that are likely not sustainable; that the conditions might not continue to exist; and, that this performance probably will not be repeated in the future .
The Russell Microcap Index’s 75.77% return over the trailing twelve months – and the Fund’s 91.21% return (15.44% of outperformance) – represent the strongest one-year return since inception for a period ending on June 30th (when we write this letter). We are incredibly pleased with our outperformance of the Benchmark and the strong rebound across microcap stocks. With the dramatic economic recovery of U.S. equities since market lows during 2020, valuations within the broader market continue to look expensive, with large cap stocks looking considerably overvalued relative to historical levels. The valuations of these stocks are supported by low interest rates, liquidity, and increasingly easy and cheap ways to trade. In addition, government stim ulus has resulted in higher savings rates and more market participants, particularly among the young. In contrast, microcap stocks have become much cheaper recently on an earnings basis and look cheap relative to their history, especially when compared with large cap.
The vaccine rollout has led to a full-scale reopening in the U.S. and the economic recovery has favored service businesses as many consumers ventured out for the first time in over a year. However, the quick rebound in activity coupled with strong monetary and fiscal policy has fueled worries over inflation. Importantly, inflation typically coincides with periods of economic recovery that feature increasing earnings and a greater appreciation for fundamentals. Despite the market’s rapid recovery, we believe there remains ample opportunity and that we are in the early innings of a more favorable environment for smaller stocks. Even with microcap’s recent powerful returns, longer-term (trailing 10-year) microcap returns still meaningfully lag large cap, and the active opportunity remains intact.
From a sector standpoint, the biggest contributor to the Fund over the last 12 months was health care. Our underweight relative to the Benchmark was additive, however the most notable impact came from strong stock selection which added nearly 13% to excess returns. Financials also significantly contributed to outperformance as well, as our underweight was additive along with strong stock selection. The biggest drag on performance was stock selection within consumer discretionary. Within consumer discretionary, leading stocks were concentrated in companies with negative earnings. The Fund’s significant underweight to consumer discretionary also detracted from performance over the last 12 months. Outperformance overall was driven by stock selection. Of particular note within the consumer space was that the Fund did not own the headline grabbing “meme” stocks such as GameStop. Many of these stocks were in the Benchmark however, which meant that not owning these stocks hurt our Benchmark relative performance. Every
June, Russell reconstitutes their indexes, and GameStop was removed from the Microcap Index in June 2021.
As of June 30, 2021, the Fund’s sector allocations as a percentage of investments were:
Acuitas US
Microcap Fund
Russell Microcap
Index
Health Care 21.95 28.44
Industrials 18.07 13.26
Technology 16.69 8.71
Financials 14.3 18.59
Consumer Discretionary 11.75 13.92
Energy 5.15 4.85
Basic Materials 4.17 3.2
Consumer Staples 3.18 1.87
Telecommunications 1.82 2.35

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2021

As of June 30, 2021, the 10 largest positions as a percentage of investments in the Fund were:
While the market recovery has been phenomenal thus far, there remains ample uncertainty and it is wise to have a healthy respect for the range of possible outcomes. That said, the impact of government stim ulus may not be over, even with elevated valuations.
The Delta variant is a bit of a wildcard and may result in future shutdowns as we seek to approach herd immunity. Additional risks include inflation, supply-chain disruptions, labor shortages, and a booming housing market. The Fed could also surprise the market, but that seems to be a low probability in our view as they have made significant efforts to signal their timeline and intentions to-date.
We expect the economic recovery to continue and the market to likely continue to reward company specific fundamentals, although with some potential hiccups along the way. Again, we believe this improved active environment has room to run. We have tracked the large/microcap relationship and are pleased to see microcap stocks leading so far in 2021. The growth/value relationship is another gap that was at generational extremes and while it is closing, it remains wide. As predicted, we have seen microcap lead cap tiers out of the bear market, and while we are happy to see smaller stocks recoup some of their losses, we are heartened to see that microcap remains undervalued compared to the broad market and remain excited for the continued opportunity going forward. We have seen a recent shift in characteristics that aligns more with our strengths and has benefitted the strategy thus far. Regardless of the environment, we look forward to a longer period of time where fundamentals are rewarded and there is greater differentiation between active investment managers as we think this will help drive the relative returns of our Fund.
We thank you for your continued support.
Best Regards,
Chris Tessin
Real Estate 1.54 3.95
Utilities 1.38 0.86
Avid Bioservices, Inc. 2.22
Tilly’s, Inc. Class A 1.60
QAD Inc. Class A 1.56
Agilysys, Inc. 1.49
IES Holdings, Inc. 1.39
Interface, Inc. 1.37
Advansix, Inc. 1.34
Customers Bancorp, Inc. 1.32
Meridian Bioscience, Inc. 1.28
UFP Technologies, Inc. 1.27

ACUITAS US MICROCAP FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2021

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the “Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception.
The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed, while the Russell Microcap is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
Acuitas US Microcap Fund vs. Russell Microcap® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the
Fund’s prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 1.89% and 2.14%, respectively. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50%
and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (844) 805-5628.
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Three Year Five Year
Since Inception
07/18/14
Acuitas US Microcap Fund 91.21% 14.64% 16.55% 12.87%
Russell Microcap® Index 75.77% 14.47% 18.13% 12.63%

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.3%
Basic Materials - 3.7%
28,884 AdvanSix, Inc.
(a)
$ 862,476
2,600 Hawkins, Inc. 85,150
3,200 Koppers Holdings, Inc.
(a)
103,520
23,645 LifeMD, Inc.
(a)
278,538
263 Materion Corp. 19,817
22,381 Northern Technologies International Corp. 389,430
16,100 TimkenSteel Corp.
(a)
227,815
105,810 Venator Materials PLC
(a)
501,539
2,468,285
Consumer Discretionary - 11.5%
31,100 Akoustis Technologies, Inc.
(a)
333,081
4,700 American Outdoor Brands, Inc.
(a)
165,158
29,251 Charles & Colvard, Ltd.
(a)
87,168
1,300 Citi Trends, Inc.
(a)
113,100
22,100 Entravision Communications Corp.,
Class A 147,628
102,275 Fluent, Inc.
(a)
299,666
9,600 Fossil Group, Inc.
(a)
137,088
12,700 Full House Resorts, Inc.
(a)
126,238
20,545 Green Brick Partners, Inc.
(a)
467,193
4,300 Haverty Furniture Cos., Inc. 183,868
2,100 Hooker Furniture Corp. 72,744
57,479 Interface, Inc. 879,429
4,500 Lazydays Holdings, Inc.
(a)
99,000
33,357 LiqTech International, Inc.
(a)
244,173
5,300 Liquidity Services, Inc.
(a)
134,885
1,600 M/I Homes, Inc.
(a)
93,872
2,000 MarineMax, Inc.
(a)
97,480
23,700 MDC Partners, Inc.
(a)
138,645
7,200 Mesa Air Group, Inc.
(a)
67,176
30,101 Motorcar Parts of America, Inc.
(a)
675,467
9,065 Nautilus, Inc.
(a)
152,745
3,600 Red Robin Gourmet Burgers, Inc.
(a)
119,196
3,610 Smith & Wesson Brands, Inc. 125,267
5,313 The Children's Place, Inc.
(a)
494,428
64,345 Tilly's, Inc., Class A 1,028,233
16,252 Vera Bradley, Inc.
(a)
201,362
3,400 Vista Outdoor, Inc.
(a)
157,352
43,400 VistaGen Therapeutics, Inc.
(a)
136,710
5,200 VOXX International Corp.
(a)
72,852
3,142 Winmark Corp. 603,515
7,654,719
Consumer Staples - 3.1%
3,484 MGP Ingredients, Inc. 235,658
11,485 Nature's Sunshine Products, Inc. 199,494
47,115 Ocean Bio-Chem, Inc. 574,803
2,000 Seneca Foods Corp., Class A
(a)
102,160
11,580 The Chefs' Warehouse, Inc.
(a)
368,591
23,498 Village Super Market, Inc., Class A 552,438
2,033,144
Energy - 5.0%
26,400 Berry Corp. 177,408
11,125 Bonanza Creek Energy, Inc. 523,654
33,125 Geospace Technologies Corp.
(a)
267,981
77,575 Newpark Resources, Inc.
(a)
268,409
15,700 Oil States International, Inc.
(a)
123,245
32,950 Par Pacific Holdings, Inc.
(a)
554,219
6,600 SilverBow Resources, Inc.
(a)
153,252
11,625 Stabilis Solutions, Inc.
(a)
115,727
14,900 SunCoke Energy, Inc. 106,386
47,238 Trecora Resources
(a)
393,020
Shares Security Description Value
Energy - 5.0% (continued)
189,150 VAALCO Energy, Inc.
(a)
$ 614,738
3,298,039
Financials - 13.8%
9,960 B Riley Financial, Inc. 751,980
10,000 Banc of California, Inc. 175,400
3,069 BM Technologies, Inc. Restricted SHS
(a)
38,178
6,700 Capstar Financial Holdings, Inc. 137,350
3,600 Central Valley Community Bancorp 72,540
3,900 ConnectOne Bancorp, Inc. 102,063
21,805 Customers Bancorp, Inc.
(a)
850,177
13,375 Enova International, Inc.
(a)
457,559
2,800 Enterprise Financial Services Corp. 129,892
4,700 Financial Institutions, Inc. 141,000
6,800 First Foundation, Inc. 153,068
6,200 First Internet Bancorp 192,076
8,650 First Western Financial, Inc.
(a)
223,948
14,700 Granite Point Mortgage Trust, Inc. REIT 216,825
41,306 Great Elm Capital Corp. 144,984
3,800 HomeStreet, Inc. 154,812
6,950 Horizon Bancorp, Inc. 121,139
9,452 James River Group Holdings, Ltd. 354,639
7,200 Luther Burbank Corp. 85,392
48,400 Medallion Financial Corp.
(a)
428,824
2,700 Metropolitan Bank Holding Corp.
(a)
162,594
4,200 Mid Penn Bancorp, Inc. 115,290
16,090 NMI Holdings, Inc., Class A
(a)
361,703
15,930 Northrim BanCorp, Inc. 681,008
12,300 OP Bancorp 123,738
7,035 Premier Financial Corp. 199,864
6,000 RBB Bancorp 145,320
9,590 Regional Management Corp. 446,319
6,500 Reliant Bancorp, Inc. 180,245
5,600 Sculptor Capital Management, Inc. 137,704
6,350 Stewart Information Services Corp. 359,982
3,635 Texas Capital Bancshares, Inc.
(a)
230,786
5,600 The First of Long Island Corp. 118,888
19,190 TriState Capital Holdings, Inc.
(a)
391,284
5,405 Veritex Holdings, Inc. 191,391
900 Virtus Investment Partners, Inc. 249,993
2,900 Washington Trust Bancorp, Inc. 148,915
9,176,870
Health Care - 21.0%
5,305 908 Devices, Inc.
(a)
205,569
19,790 Aerie Pharmaceuticals, Inc.
(a)
316,838
33,350 Affimed NV
(a)
283,475
10,000 Aldeyra Therapeutics, Inc.
(a)
113,300
5,100 AngioDynamics, Inc.
(a)
138,363
55,641 Avid Bioservices, Inc.
(a)
1,427,192
7,650 Avita Medical, Inc.
(a)
156,978
28,500 BioDelivery Sciences International, Inc.
(a)
102,030
6,973 BioLife Solutions, Inc.
(a)
310,368
18,765 Biomerica, Inc.
(a)
75,248
3,601 Castle Biosciences, Inc.
(a)
264,061
4,900 Celldex Therapeutics, Inc.
(a)
163,856
8,300 Champions Oncology, Inc.
(a)
85,324
7,900 Chinook Therapeutics, Inc.
(a)
111,548
15,800 ChromaDex Corp.
(a)
155,788
5,300 Collegium Pharmaceutical, Inc.
(a)
125,292
12,600 Community Health Systems, Inc.
(a)
194,544
15,300 Curis, Inc.
(a)
123,471
16,800 Cymabay Therapeutics, Inc.
(a)
73,248
23,950 CytoSorbents Corp.
(a)
180,822
5,470 DermTech, Inc.
(a)
227,388

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 21.0% (continued)
11,900 Dynavax Technologies Corp.
(a)
$ 117,215
27,060 Flexion Therapeutics, Inc.
(a)
222,704
22,355 Frequency Therapeutics, Inc.
(a)
222,656
61,118 Harvard Bioscience, Inc.
(a)
509,113
20,500 iCAD, Inc.
(a)
354,855
20,383 InfuSystem Holdings, Inc.
(a)
423,763
6,842 Inogen, Inc.
(a)
445,893
15,520 Intersect ENT, Inc.
(a)
265,237
21,484 IntriCon Corp.
(a)
482,960
27,600 MannKind Corp.
(a)
150,420
35,200 MEI Pharma, Inc.
(a)
100,320
37,070 Meridian Bioscience, Inc.
(a)
822,213
32,520 Misonix, Inc.
(a)
721,294
13,500 Molecular Templates, Inc.
(a)
105,570
6,890 Myriad Genetics, Inc.
(a)
210,696
28,875 Neuronetics, Inc.
(a)
462,578
3,100 OptimizeRx Corp.
(a)
191,890
13,662 Organogenesis Holdings, Inc.
(a)
227,062
7,338 OrthoPediatrics Corp.
(a)
463,615
4,200 Prothena Corp. PLC
(a)
215,922
8,085 Psychemedics Corp.
(a)
56,272
3,073 Quanterix Corp.
(a)
180,262
3,600 RadNet, Inc.
(a)
121,284
24,296 Repro-Med Systems, Inc.
(a)
112,490
24,900 Selecta Biosciences, Inc.
(a)
104,082
38,400 Sesen Bio, Inc.
(a)
177,408
11,835 SI-BONE, Inc.
(a)
372,447
80,280 SIGA Technologies, Inc.
(a)
504,158
4,274 The Joint Corp.
(a)
358,674
4,600 Triple-S Management Corp., Class B
(a)
102,442
5,000 Vanda Pharmaceuticals, Inc.
(a)
107,550
30,000 Verastem, Inc.
(a)
122,100
4,121 Xenon Pharmaceuticals, Inc.
(a)
76,733
13,946,581
Industrials - 17.5%
8,718 Allied Motion Technologies, Inc. 301,033
12,780 Argan, Inc. 610,756
16,200 Armstrong Flooring, Inc.
(a)
100,278
6,065 Atkore, Inc.
(a)
430,615
3,125 Barrett Business Services, Inc. 226,906
3,620 BlueLinx Holdings, Inc.
(a)
182,014
42,546 CECO Environmental Corp.
(a)
304,629
5,880 Chase Corp. 603,347
10,162 CIRCOR International, Inc.
(a)
331,281
16,611 Columbus McKinnon Corp. 801,315
62,320 Concrete Pumping Holdings, Inc.
(a)
527,850
15,100 Conduent, Inc.
(a)
113,250
1,200 CRA International, Inc. 102,720
107,205 DHI Group, Inc.
(a)
362,353
31,400 Diana Shipping, Inc.
(a)
163,594
3,400 Douglas Dynamics, Inc. 138,346
3,250 Ducommun, Inc.
(a)
177,320
1,500 Eagle Bulk Shipping, Inc.
(a)
70,980
7,030 Echo Global Logistics, Inc.
(a)
216,102
8,400 GP Strategies Corp.
(a)
132,048
246,048 Hill International, Inc.
(a)
612,660
11,488 Hurco Cos., Inc. 402,080
17,394 IES Holdings, Inc.
(a)
893,356
16,843 Insteel Industries, Inc. 541,502
4,100 L B Foster Co., Class A
(a)
76,424
1,600 Lawson Products, Inc.
(a)
85,616
6,400 Modine Manufacturing Co.
(a)
106,176
4,300 Northwest Pipe Co.
(a)
121,475
Shares Security Description Value
Industrials - 17.5% (continued)
9,500 RADA Electronic Industries, Ltd.
(a)
$ 115,710
85,033 Radiant Logistics, Inc.
(a)
589,279
10,100 Ranpak Holdings Corp.
(a)
252,803
8,751 ShotSpotter, Inc.
(a)
426,786
7,700 Titan Machinery, Inc.
(a)
238,238
14,196 UFP Technologies, Inc.
(a)
815,134
11,015 Vishay Precision Group, Inc.
(a)
374,951
2,000 VSE Corp. 99,020
11,647,947
Real Estate - 1.5%
30,033 Armada Hoffler Properties, Inc. REIT 399,138
29,700 Braemar Hotels & Resorts, Inc. REIT
(a)
184,437
12,900 Farmland Partners, Inc. REIT 155,445
5,700 UMH Properties, Inc. REIT 124,374
6,200 Urstadt Biddle Properties, Inc. REIT 120,156
983,550
Technology - 16.1%
16,840 Agilysys, Inc.
(a)
957,691
12,200 Amtech Systems, Inc.
(a)
117,608
31,210 AXT, Inc.
(a)
342,686
8,200 Cantaloupe, Inc.
(a)
97,252
11,100 Celestica, Inc.
(a)
87,135
1,790 Cerence, Inc.
(a)
191,011
11,290 CEVA, Inc.
(a)
534,017
38,666 eGain Corp.
(a)
443,886
7,510 ePlus, Inc.
(a)
651,042
8,433 EverQuote, Inc., Class A
(a)
275,590
11,806 Ichor Holdings, Ltd.
(a)
635,163
7,600 Identiv, Inc.
(a)
129,200
1,425 Insight Enterprises, Inc.
(a)
142,514
42,000 Key Tronic Corp.
(a)
273,840
6,800 Kimball Electronics, Inc.
(a)
147,832
74,435 Limelight Networks, Inc.
(a)
234,470
9,098 Magnite, Inc.
(a)
307,876
5,300 Mitek Systems, Inc.
(a)
102,078
30,888 MiX Telematics, Ltd., ADR 512,432
46,100 NeoPhotonics Corp.
(a)
470,681
2,898 Perficient, Inc.
(a)
233,057
57,243 Photronics, Inc.
(a)
756,180
11,474 QAD, Inc., Class A 998,468
10,823 Radware, Ltd.
(a)
333,132
9,317 Red Violet, Inc.
(a)
219,136
38,120 The Hackett Group, Inc. 686,922
13,065 TransAct Technologies, Inc.
(a)
179,382
3,000 Ultra Clean Holdings, Inc.
(a)
161,160
5,200 Veeco Instruments, Inc.
(a)
125,008
47,510 Zix Corp.
(a)
334,946
10,681,395
Telecommunications - 1.8%
9,980 ADTRAN, Inc. 206,087
19,534 Airgain, Inc.
(a)
402,791
2,800 Aviat Networks, Inc.
(a)
91,756
3,500 Cambium Networks Corp.
(a)
169,225
4,100 IDT Corp.
(a)
151,536
23,625 TESSCO Technologies, Inc.
(a)
145,294
1,166,689
Utilities - 1.3%
21,920 Harsco Corp.
(a)
447,607
42,121 Sharps Compliance Corp.
(a)
433,846
881,453
Total Common Stock (Cost $45,396,282) 63,938,672

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

See Notes to Financial Statements.
At June 30, 2021, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of Investments in Securities.
The Level 2 value displayed in this table is a Money Market Fund. Refer to this
Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at year end.
Shares Security Description Value
Money Market Fund - 3.3%
2,186,799 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.03%
(b)
(Cost $2,186,799) $ 2,186,799
Investments, at value - 99.6% (Cost $47,583,081) $ 66,125,471
Other Assets & Liabilities, Net - 0.4% 290,703
Net Assets - 100.0% $ 66,416,174
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
11 CME E-mini
Russell 2000
Index Future 09/17/21 $ 1,266,778 $ 1,269,290 $ 2,512
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 63,938,672 $ 2,512
Level 2 - Other Significant
Observable Inputs 2,186,799 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 66,125,471 $ 2,512
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Basic Materials 3.7%
Consumer Discretionary 11.5%
Consumer Staples 3.1%
Energy 5.0%
Financials 13.8%
Health Care 21.0%
Industrials 17.5%
Real Estate 1.5%
Technology 16.1%
Telecommunications 1.8%
Utilities 1.3%
Money Market Fund 3.3%
Other Assets & Liabilities, Net 0.4%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $47,583,081) $ 66,125,471
Deposits with broker for futures 280,339
Receivables:
Fund shares sold 21,091
Investment securities sold 229,306
Dividends 86,960
Prepaid expenses 23,366
Total Assets
66,766,533
LIABILITIES
Payables:
Investment securities purchased 215,664
Fund shares redeemed 31,595
Accrued Liabilities:
Investment adviser fees 43,144
Fund services fees 15,259
Other expenses 44,697
Total Liabilities
350,359
NET ASSETS
$ 66,416,174
COMPONENTS OF NET ASSETS
Paid-in capital $ 48,365,340
Distributable earnings 18,050,834
NET ASSETS
$ 66,416,174
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 3,965,098
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $66,416,174) $ 16.75

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,564)
$ 588,582
Total Investment Income
588,582
EXPENSES
Investment adviser fees 642,819
Fund services fees 193,758
Shareholder service fees 50,503
Custodian fees 35,031
Registration fees 21,618
Professional fees 55,551
Trustees' fees and expenses 6,858
Other expenses 67,287
Total Expenses 1,073,425
Fees waived
(302,041)
Net Expenses
771,384
NET INVESTMENT LOSS
(182,802)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
13,810,366
Futures
378,827
Net realized gain
14,189,193
Net change in unrealized appreciation (depreciation) on:
Investments
18,032,710
Futures
2,512
Net change in unrealized appreciation (depreciation)
18,035,222
NET REALIZED AND UNREALIZED GAIN
32,224,415
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 32,041,613

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2021 2020
OPERATIONS
Net investment loss $ (182,802) $ (309,189)
Net realized gain (loss) 14,189,193 (11,493,277)
Net change in unrealized appreciation (depreciation) 18,035,222 (2,702,798)
Increase (Decrease) in Net Assets Resulting from Operations
32,041,613 (14,505,264)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (76,614)
Total Distributions Paid
– (76,614)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 7,417,185 10,600,855
Reinvestment of distributions:
Institutional Shares – 76,603
Redemption of shares:
Institutional Shares
(13,526,187) (33,277,864)
Redemption fees:
Institutional Shares
275 2,453
Decrease in Net Assets from Capital Share Transactions
(6,108,727) (22,597,953)
Increase (Decrease) in Net Assets
25,932,886 (37,179,831)
NET ASSETS
Beginning of Year
40,483,288 77,663,119
End of Year
$ 66,416,174 $ 40,483,288
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 535,597 1,230,179
Reinvestment of distributions:
Institutional Shares – 7,073
Redemption of shares:
Institutional Shares
(1,194,038) (4,343,714)
Decrease in Shares
(658,441) (3,106,462)

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 8.76 $ 10.05 $ 14.17 $ 12.57 $ 10.38
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.05) (0.09) (0.12) (0.09)
Net realized and unrealized gain (loss)
8.04 (1.23) (1.46) 2.19 2.39
Total from Investment Operations
7.99 (1.28) (1.55) 2.07 2.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.01) (2.57) (0.47) (0.11)
Total Distributions to Shareholders
– (0.01) (2.57) (0.47) (0.11)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 16.75 $ 8.76 $ 10.05 $ 14.17 $ 12.57
TOTAL RETURN
91.21% (12.75)% (9.68)% 16.77% 22.21%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 66,416 $ 40,483 $ 77,663 $ 108,339 $ 87,690
Ratios to Average Net Assets:
Net investment loss (0.36)% (0.47)% (0.78)% (0.91)% (0.78)%
Net expenses 1.50% 1.70% 1.70% 1.70% 1.70%
Gross expenses (c) 2.08% 2.03% 1.87% 1.80% 1.86%
PORTFOLIO TURNOVER RATE 78% 74% 108% 48% 50%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2021, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”).
Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if
(1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2021, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2021, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the subadviser, is paid by the
Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent
Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2021. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the year ended June 30, 2021, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2021,
$616,973 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Investment Adviser Fees Waived Other Waivers Total Fees Waived and Expenses Reimbursed
$ 279,502 $ 22,539 $ 302,041

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2021, totaled $ 38,508,857 and $ 45,610,091 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended June 30, 2021 , for futures contracts was
$ 8,330,662 .
The Fund’s use of derivatives for the period ended June 30, 2021 , was limited to futures contracts.
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2021. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of June 30, 2021, the cost for federal income tax purposes is $48,988,697 and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2021, distributable earnings on a tax basis were as follows:
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 378,827
Total net realized gain (loss) $ 378,827
Net change in unrealized appreciation
(depreciation) on:
Futures $ 2,512
Total net change in unrealized
appreciation (depreciation) $ 2,512
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized appreciation on futures** $ 2,512 $ - $ - $ 2,512
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation
$ 18,991,277
Gross Unrealized Depreciation
(1,854,503)
Net Unrealized Appreciation
$ 17,136,774
Long-Term Capital Gain Total
Acuitas US Microcap Fund
2021 $ – $ –
2020 76,614 76,614
Undistributed Ordinary Income
$ 251,699
Undistributed Long-Term Gain
662,361
Net Unrealized Appreciation
17,136,774
Total
$ 18,050,834

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, and wash sales.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 31, 2021, following the acquisition of MUFG Union Bank, N.A. by US Bank, US Bank serves as the Fund's custodian.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of Acuitas US Microcap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Acuitas US Microcap Fund, a series of shares of beneficial interest in Forum Funds II (the “Fund”), including the schedule of investments, as of June 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of June 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2003.
Philadelphia, Pennsylvania
August 26, 2021

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021

Investment Advisory Agreement Approval
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 10, 2021 Board meeting (the “June meeting”), the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”) and the subadvisory agreements between the Adviser and each of AltraVue Capital, LLC; ClariVest Asset Management,
LLC; Granahan Investment Management, Inc.; Meros Investment Management, L.P.; and Tieton Capital Management, LLC (each a “Subadviser”) (the “Subadvisory Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the
Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund outperformed its primary benchmark index, the
Russell Microcap Index, for the one-year period ended March 31, 2021, and underperformed the Russell Microcap Index for the three-, and five-year periods ended March 31, 2021, and for the period since the Microcap Fund’s inception on July 18, 2014. The
Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial
Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund. Based on information presented by
Broadridge, the Board observed that the Fund outperformed the median of the Broadridge peers for the one-, three-, and five-
year periods ended March 31, 2021. The Board noted the Adviser’s representation that the Fund’s relative performance could be attributed, in part, to the Fund’s stock selection and sector allocations. The Board also noted the Adviser’s representation that the Broadridge peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the Broadridge peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments. At the request of the Adviser, the Board reviewed performance of the Fund compared to the performance of a peer group of funds identified by the Adviser as being a more optimal comparison to the Fund (the
“Comparable Funds”). The Board observed that the Fund outperformed the average of the Comparable Funds for the one-, three-, and five-year periods ended March 31, 2021 and that the Fund’s performance was more closely aligned with the performance of the
Comparable Funds than the performance of the Broadridge peers.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021

The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets among Subadvisers on an ongoing basis in order to achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the
Adviser’s continued management under the Advisory Agreement and from each Subadviser’s continued management under the respective Subadvisory Agreements.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Broadridge peers. The Board noted that, based on the information provided by Broadridge, the actual advisory fee rate and actual total expense ratio for the Fund were each higher than the median of its Broadridge peers. The Board noted the Adviser’s representation that the Fund’s Broadridge peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. The Board also noted the Adviser’s representation that many of the funds listed in the respective
Broadridge peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the Broadridge peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Broadridge peers were not directly comparable. The Board noted further the Adviser’s representation that the total expense ratio for the Fund was slightly less than the average expense ratio of the Comparable Funds. Finally, the Board observed that the contractual advisory fee and expense cap were each lowered during the last year.
With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and each
Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the
Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the
Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the Fund. The Board also noted the Adviser’s representation that the operation of the Fund was more complex from a compliance and oversight perspective and drew more resources than the firm’s other business. The Board noted further the Adviser’s representation that the Adviser continues to pay its subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund did not appear unreasonable in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021

Economies of Scale
The Board considered whether the Fund was benefitting, or may benefit in the future, from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board noted the assets of the
Fund were stable but relatively low. The Board also noted the Adviser’s representation that the Fund was benefitting from expenses subsidized by the Adviser under the contractual expense limitation agreement. The Board noted further the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser believed that economies of scale had not been achieved at current asset levels.
The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements.
In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee.
Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2021 through June 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.
Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,332.53 $ 8.68 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.36 $ 7.50 1.50%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2021

Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

220-ANR-0621
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,400 in 2020 and $13,400 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2020 and $3,000 in 2021.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 31, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 31, 2021